Post-employment benefits for employees (Details 8) $ in Millions	Dec. 31, 2022 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 397
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,268
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,441
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,128
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,114
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,099
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,310
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	38
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	38
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	38
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	38
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	38
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	38
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 171